Derivative Assets And Liabilities (Fair Value Of Derivative Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Asset Derivatives	$ 363	$ 454
Liability Derivatives	(672)	(532)
Designated as Hedging Instrument [Member]
Asset Derivatives	0	38
Liability Derivatives	(4)	(3)
Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	0	38
Liability Derivatives	(4)	(3)
Not Designated as Hedging Instrument [Member]
Asset Derivatives	363	416
Liability Derivatives	(668)	(529)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives (Margin Deposits) [Member]
Asset Derivatives	338	353
Liability Derivatives	(416)	(306)
Not Designated as Hedging Instrument [Member] | Commodity Derivatives [Member]
Asset Derivatives	25	63
Liability Derivatives	(58)	(47)
Not Designated as Hedging Instrument [Member] | Interest Rate Derivatives [Member]
Asset Derivatives	0	0
Liability Derivatives	(193)	(171)
Not Designated as Hedging Instrument [Member] | Embedded Derivatives [Member]
Asset Derivatives	0	0
Liability Derivatives	(1)	(5)
Broker cleared derivative contracts [Member]
Asset Derivatives	338	391
Liability Derivatives	$ (420)	$ (309)